Schedule of Investments
November 30, 2022 (unaudited)
Archer Balanced Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 67.20%

Air Courier Services - 1.81%
FedEx Corp.	4,400	801,768

Aircraft Engines & Engines Parts - 2.49%
Honeywell International, Inc.	5,000	1,097,750

Beverages - 1.68%
PepsiCo, Inc.	4,000	742,040

Commercial Banks - 1.66%
Toronto Dominion Bank (Canada)	11,000	734,140

Electric Services - 2.92%
NextEra Energy, Inc.	15,200	1,287,440

Electrical Work - 3.73%
Quanta Services, Inc.	11,000	1,648,680

Electromedical & Electrotherapeutic Appa - 1.16%
Medtronic PLC. (Ireland)	6,500	513,760

Electronic Computers - 2.25%
Apple, Inc.	6,700	991,801

Food & Kindred Products - 1.32%
Nestle S.A. ADR (2)	4,900	583,051

Guided Missiles & Space Vehicles & Parts - 2.80%
Lockheed Martin Corp.	2,550	1,237,235

National Commercial Banks - 3.96%
Citigroup, Inc.	13,000	629,330
JPMorgan Chase & Co.	8,100	1,119,258

		1,748,588

Petroleum Refining - 2.62%
Chevron Corp.	6,300	1,154,853

Pharmaceutical Preparations - 10.59%
Bristol Myers Squibb Co.	8,550	686,394
Eli Lilly & Co.	1,800	667,944
Johnson & Johnson	5,000	890,000
Merck & Co., Inc.	11,950	1,315,934
Pfizer, Inc.	22,300	1,117,899

		4,678,171

Railroads, Line-Haul Operating - 2.27%
Union Pacific Corp.	4,600	1,000,178

Retail-Drug Stores & Proprietary Stores - 3.14%
CVS Health Corp.	13,594	1,384,957

Retail-Lumber & Other Building Materials Dealers - 1.61%
Home Depot, Inc.	2,200	712,778

Retail-Variety Stores - 2.76%
WalMart, Inc.	8,000	1,219,360

Rubber & Plastics Footwear - 1.24%
Nike, Inc. Class B	5,000	548,450

Semiconductors & Related Devices - 4.08%
Broadcom, Inc.	1,600	881,648
Intel Corp.	13,200	396,924
Texas Instruments, Inc.	2,900	523,334

		1,801,906

Services-Business Services - 4.59%
Accenture PLC. Class A (Ireland)	3,000	902,790
MasterCard, Inc. Class A	3,150	1,122,660

		2,025,450

Services-Computer Programming, Data Processing, Etc. - 3.59%
Alphabet, Inc. Class A (2)	10,700	1,080,593
Meta Platforms, Inc. Class A (2)	4,275	504,878

		1,585,471

Services-Medical Laboratories - 1.17%
Laboratory Corp. of America Holdings	2,150	517,505

Services-Miscellaneous Amusement & Recreation - 0.89%
Walt Disney Co. (2)	4,000	391,480

Services-Prepackaged Software - 2.87%
Microsoft Corp.	3,700	944,018
VMWare, Inc. Class A (2)	2,643	321,098

		1,265,116

Total Common Stock	(Cost $ 16,665,877)	29,671,928

Exchange-Traded Funds - 0.57% (3)

JPMorgan Ultra-Short Income ETF	5,000	251,250

Total Exchange-Traded Funds	(Cost $ 253,040)	251,250

Real Estate Investment Trusts - 4.70%

Extra Space Storage, Inc.	5,100	819,519
Prologis, Inc.	9,452	1,113,351
Ready Capital Corp., 5.750%, due 02/15/26	6,000	140,460

Total Real Estate Investment Trusts	(Cost $ 1,047,531)	2,073,330

Corporate Bonds - 17.49% (5)

Air Transportation, Scheduled - 0.74%
American Airlines 2013-2 Class A Pass Through Trust, 4.950%, due 01/15/23	76,525	76,053
Southwest Airlines Co., 5.250%, due 05/04/25	250,000	251,095

		327,148

Aircraft - 0.52%
Boeing Co., 2.600%, due 10/30/25	250,000	231,363

Asset Management - 0.56%
Janus Capital Group, Inc., 4.875%, 08/01/25	250,000	246,251

Beverages - 0.33%
Keurig Dr. Pepper, Inc., 3.130%, due 12/15/23	150,000	146,955

Commercial Banks - 0.20%
Royal Bank of Canada, 1.200%, due 04/27/26	100,000	88,961

Electric Services - 0.22%
Southern California Edison Co. Series E, 3.700%, due 08/01/25	100,000	97,120

Electronic & Other Electrical Equipment (No Computer Equipment) - 0.56%
General Electric Co. Series A, 5.572%, to 09/15/2049	300,000	248,993

Gen Building Contractors - Residential Buildings - 0.77%
Lennar Corp., 4.750%, due 11/29/27	150,000	143,358
Lennar Corp., 4.875%, due 12/15/23	200,000	198,842

		342,200

Hotels and Motels - 0.56%
Marriott International, Inc. Series Z, 4.150%, 12/01/23	250,000	247,561

Investment Advice - 0.44%
Affiliated Managers Group, Inc., 3.500%, 08/01/25	200,000	192,351

Miscellaneous Business Credit Institution - 0.11%
Ford Motor Credit Co. LLC., 3.810%, due 01/09/24	50,000	48,814

Motor Vehicles & Passanger Car Bodies - 0.27%
General Motors Financial Co., Inc., 3.10%, 1/12/2032	150,000	119,893

National Commercial Banks - 4.82%
Banc of California, Inc., 5.250%, due 04/15/25	300,000	295,200
Bank of America Corp. Series L, 3.950%, due 04/21/25	100,000	97,641
Citigroup, Inc. Series B, 5.900%, to 02/15/23	200,000	197,522
Citigroup Global Markets, Inc. Series MTN, 3.000%, 07/17/23	500,000	491,861
JPMorgan Chase & Co. Series B, 4.93, due 02/01/27 (3-month US Libor + .50%)	150,000	138,092
JPMorgan Chase & Co., 5.150%, 05/01/2023 Perp	200,000	195,250
Old National Bancorp, 4.125%, due 08/15/24	100,000	97,113
Truist Financial Corp. Series M, 5.125%, to 12/15/27	150,000	123,382
US Bancorp, 3.700%, 01/15/27	300,000	239,316
Wells Fargo & Company, 6.000%, due 10/28/25	250,000	250,788

		2,126,165

Personal Credit Institutions - 0.55%
Discover Financial Services Series D, 6.125%, to 06/23/25	250,000	242,451

Pharmaceutical Preparations - 0.33%
AbbVie, Inc., 3.200%, due 05/14/26	100,000	94,947
Mylan, Inc., 4.200%, due 11/29/23	50,000	49,371

		144,318

Property & Casualty Insurance - 0.46%
Finial Holdings, Inc., 7.125%, due 10/15/23 (Switzerland)	200,000	203,163

Rubber & Plastics Footwear - 0.45%
Nike, Inc., 2.250%, due 05/01/23	200,000	197,616

Security Brokers, Dealers & Flotation Companies - 1.64%
Capital Southwest Corp., 3.375%, due 10/01/26	400,000	338,000
Goldman Sachs Group, Inc., Series MTN, 1.000%, due 11/15/23	400,000	383,975

		721,975

Services-Advertising Agencies - 0.44%
Omnicom Group, Inc., 3.600%, due 04/15/26	200,000	192,348

Services-Equipment Rental & Leasing, Nec - 0.92%
Air Lease Corp., 3.625%, 12/01/27	200,000	179,108
United Rentals, Inc., 3.875%, 11/15/27	250,000	229,133

		408,241

Services-Miscellaneous Amusement & Recreation - 0.61%
The Walt Disney Co., 7.700%, 10/30/25	250,000	269,164

Services-Prepackaged Software - 0.52%
Oracle Corp., 1.650%, due 03/25/26	100,000	89,564
VMWare, Inc., 3.900%, due 08/21/27	150,000	140,932

		230,496

State Commercial Banks - 1.47%
Citizens Financial Group, Inc., 4.350%, due 08/01/25	100,000	96,507
Eagle Bancorp, Inc., 5.750%, due 09/01/24	250,000	249,781
Fifth Third Bancorp Series L, 4.500%, to 09/30/25	200,000	187,230
SVB Financial Group, 4.100%, to 02/15/31	200,000	113,887

		647,405

Total Corporate Bonds	(Cost $ 8,378,893)	7,720,952

Municipal Bonds - 6.54% (5)

California - 0.09%
Porterville Unified School District, 7.250%, due 07/01/27	20,000	20,044
San Bernardino County Redevelopment Agency, 3.625%, due 09/01/24	20,000	19,458

		39,502

Georgia - 0.24%
Georgia Loc. Govt., 4.750%, due 06/01/28	99,000	104,178

Indiana - 0.74%
Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 6.150%, due 07/15/27	135,000	137,005
Fishers, IN Econ Development Revenue Taxable-P3 Project, 2.650%, due 08/01/28	190,000	171,262
Richland Bean Blossom, IN Sch. Bldg. Corp., 5.750%, due 01/15/24	20,000	20,008

		328,275

Kentucky - 0.12%
Louisville/Jefferson County Metro Government, 3.000%, due 05/01/23	55,000	54,304

Maryland - 0.67%
Baltimore Board of School Commissioners City Schools Revenue, 5.692%, due 12/15/25	200,000	205,968
Maryland St. Econ Dev Corp Pkg Facs Revenue Taxable Senior Baltimore City Proj Series B, 3.950%, due 6/01/23	90,000	89,142

		295,110
Michigan - 0.60%
City of Coldwater, MI Water Supply & Wastewater System Revenue, 5.000%, due 08/01/26	25,000	26,898
Michigan State Taxable School Loan Series A, 3.200%, due 05/15/27	250,000	236,963

		263,861

New York - 1.96%
City of New York, NY Txbl-Subser A-2, 1.980%, due 8/01/23	200,000	196,858
New York City NY Transitional Financice Authority Revenue, 2.760%, 02/01/26	250,000	235,323
New York St Dorm Auth Revenues, 1.085%, 07/01/24	250,000	235,480
Schenectady, NY Metroplex Development Authority Revenue Taxable Ref, 2.250%, due 08/01/23	200,000	196,920

		864,581

Ohio - 0.61%
New Albany, Floyd County Industry School First Mortgage, 5.000%, due 01/15/27	250,000	270,593

Pennsylvania - 0.88%
East Norriton Plymouth Whipain Joint Sewer Authority, 1.832%, due 8/01/28	250,000	214,110
Pennsylvania ST Txble-Ref-First Refunding Series, 1.200%, due 08/01/26	200,000	174,786

		388,896

Washington - 0.16%
Douglas County, WA School District No. 206 Eastmont Qualified School Construction, 4.700%, due 12/01/25	70,000	70,109

Wisconsin - 0.47%
Greendale, WI Taxable Community Development, Series A, 4.750%, due 12/01/26	110,000	110,005
Wisconsin Health Edl Facs Auth Senior Living Revenue Taxable-Covenant Cmntys, Inc. Proj Ser A-2, 4.100%, due 01/01/24	100,000	97,814

		207,819

Total Municipal Bonds	(Cost $ 3,065,541)	2,887,228

Preferred Securities - 1.83%

Asset Management - 0.21%
B Riley Financial, Inc., 6.50%, due 09/30/26	4,000	92,920

Motor Vehicles & Passenger Car Bodies - 0.32%
Ford Motor Co., 6.000%, due 12/01/59	6,000	141,900

National Commercial Banks - 1.17%
BAC Capital Trust XIII Series F, 4.000% (3-month Libor +0.40%)	150,000	113,181
Huntington Bancshares, Inc. Series E, 5.70%, to 04/15/23	150,000	138,375
Huntington Bancshares, Inc. Series G, 4.450%, to 10/15/27	150,000	132,758
PNC Capital Trust C, 3.652%, due 06/01/28 (3-month Libor + 0.57%)	150,000	134,284

		518,598

Telephone Communications (No Radio Telephone) - 0.13%
QWest Corp., 6.500%, due 09/01/56	3,000	56,760

Total Preferred Securities	(Cost $ 918,289)	810,178

Structured Note - 0.36% (5)

Security Brokers, Dealers & Flotation Companies - 0.36%
Goldman Sachs Group, Inc., 0.000%, Capped at 10% (4) (maturity date: 11/13/28)	125,000	95,000
Morgan Stanley Series MTN, 0.00%, due 08/30/28, Capped at 12% (4)	95,000	62,967

Total Structured Note	(Cost $ 209,896)	157,967

Money Market Registered Investment Companies - 0.99%

Federated Treasury Obligation Fund - Institutional Shares 3.66% (4)	437,136	437,136

Total Money Market Registered Investment Companies	(Cost $ 437,136)	437,136

Total Investments - 99.67%	(Cost $ 30,976,203)	44,009,969

Other Assets less Liabilities - 0.33%		145,831

Total Net Assets - 100.00%		44,155,800

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$32,433,644	$-
Level 2 - Other Significant Observable Inputs	11,576,325	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$44,009,969	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Exchange Traded Funds.
(4) Variable rate security; the coupon rate shown represents the yield at November 30, 2022.

(5) All Corporate Bonds, Municipal Bonds and Structured Notes are categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.

(a) Security converts to floating rate after the indicated fixed-rate coupon period.
(b) Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
ADR - American Depository Receipt
LIBOR- London Inter-Bank Offer Rate, which is an international interest rate benchmark that almost all banks use as reference to set their funding costs.
FRN - Floating Rate Note is a debt instrument whose coupon rate is variable and it tied to a benchmark rate such as LIBOR or the US Treasury Bill rate.
3-month is the period where it is a fixed period of 3 months a lender will lend at that cost.